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Emerging Markets Leaders Portfolio
Emerging Markets Leaders Portfolio

Prospectus Supplement

September 29, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2022

Emerging Markets Leaders Portfolio (the "Fund")

Effective after the close of business on September 30, 2022, the Fund's contractual advisory fee rates and the maximum expense ratio of each share Class will be decreased. Accordingly, effective after the close of business on September 30, 2022, the Fund's Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Emerging Markets Leaders Portfolio		Class I	Class A	Class C	Class R6
Advisory Fee	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	1.00%	none
Other Expenses		0.33%	0.37%	0.39%	0.26%
Total Annual Fund Operating Expenses	[2]	1.08%	1.37%	2.14%	1.01%
Fee Waiver and/or Expense Reimbursement	[2]	0.03%	none	none	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.05%	1.37%	2.14%	1.00%
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective after the close of business on September 30, 2022.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I, 1.40% for Class A, 2.15% for Class C and 1.00% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective after the close of business on September 30, 2022.

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares
Expense Example - Emerging Markets Leaders Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	107	340	593	1,314
Class A	657	936	1,236	2,085
Class C	317	670	1,149	2,277
Class R6	102	321	557	1,235

If You HELD Your Shares
Expense Example No Redemption - Emerging Markets Leaders Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	107	340	593	1,314
Class A	657	936	1,236	2,085
Class C	217	670	1,149	2,277
Class R6	102	321	557	1,235

Please retain this supplement for future reference.